Notes Payable to Related Parties (Details) - Schedule of Related Party Transactions - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Dec. 31, 2019	Oct. 07, 2019
Related Party Transaction [Line Items]
Notes Payable, Related Party	$ 285,816	$ 311,340	$ 311,340	$ 187,506	$ 61,052
Note Payable #1 [Member] | Director [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party	60,000	60,000	60,000	60,000
Note Payable #3 [Member] | President [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Party	$ 225,816	$ 251,340	$ 251,340	$ 127,506